Right-of-Use Assets and Lease Liabilities	12 Months Ended
Mar. 31, 2024
Right-of-Use Assets and Lease Liabilities [Abstract]
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

6. RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

The Company is a lessee of non-cancellable operating leases for corporate office in Hong Kong. The Company’s ROU assets and operating lease liabilities recognized in the consolidated balance sheets consist of the following:

	As of March 31,
	2024	2023
	$’000	$’000
Operating lease ROU assets	1,057	251

	As of March 31,
	2024	2023
	$’000	$’000
Operating lease liabilities
Current portion	631	156
Non-current portion	439	95
Total	1,070	251

	As of March 31,
	2024	2023
Operating leases:
Weighted average remaining lease term (years)	2	2
Weighted average discount rate	5.83%	5. 38%

During the years ended March 31, 2024, 2023 and 2022, the Company incurred lease expense of approximately $257,000, $168,000 and $171,000, respectively.

The maturity analysis of the Company’s non-cancelable operating lease obligations as of March 31, 2024 is as follows:

Operating leases
$’000

Year ending March 31, 2024	674
Year ending March 31, 2025	450
Total undiscounted lease obligations	1,124
Less: imputed interest	(54)
Lease liabilities recognized in the consolidated balance sheet	1,070